Investment Properties - Key Assumptions and Fair Values of Investment Properties (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about investment property [Line Items]
Investment properties	$ 8,287	$ 8,048	$ 271
Discount rate	0.00%	1.04%
Bottom of range [Member]
Disclosure of detailed information about investment property [Line Items]
Overall capital interest rate	1.02%	1.46%
Profit margin ratio	12.00%	12.00%
Capitalization rate	0.79%	0.47%
Top of Range [Member]
Disclosure of detailed information about investment property [Line Items]
Overall capital interest rate	4.04%	2.20%
Profit margin ratio	20.00%	20.00%
Capitalization rate	1.75%	1.69%
At fair value [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	$ 18,515	$ 17,728